Document and Entity Information	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Trading Symbol	UTRS
Title of 12(b) Security	Common Stock, $0.001 par value per share
Security Exchange Name	NASDAQ
Entity Registrant Name	Minerva Surgical, Inc.
Entity Central Index Key	0001452965
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40919
Entity Tax Identification Number	26-3422906
Entity Address, Address Line One	4255 Burton Dr
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	855
Local Phone Number	646-7874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false